CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net revenues	$ 136,204,017	$ 92,833,660	$ 56,820,281
Cost of revenues	(39,079,756)	(29,068,058)	(17,762,096)
Gross profit	97,124,261	63,765,602	39,058,185
Selling and marketing expenses	(42,562,280)	(30,251,656)	(16,875,338)
General and administrative expenses	(29,947,822)	(16,223,871)	(9,948,830)
Research and development expenses	(5,445,668)	(3,807,155)	(1,791,515)
Operating income (loss)	19,168,491	13,482,920	10,442,502
Interest income	4,360,315	1,541,175	1,165,155
Interest expense			(5,967)
Foreign currency exchange gains	1,196,530
Other income	2,370,736	1,294,262	169,891
Income before income taxes	27,096,072	16,318,357	11,771,581
Income tax expense	(2,404,824)	(2,271,326)	(2,219,110)
Net income	24,691,248	14,047,031	9,552,471
Accretion of convertible redeemable preferred shares	(576,431)	(44,360,060)	(26,545,560)
Net income (loss) attributable to Class A and Class B ordinary shareholders	24,114,817	(30,313,029)	(16,993,089)
Basic earnings (loss) per Class A and Class B ordinary share	$ 0.51	$ (2.77)	$ (1.57)
Diluted earnings (loss) per Class A and Class B ordinary share	$ 0.44	$ (2.77)	$ (1.57)
Net income	24,691,248	14,047,031	9,552,471
Other comprehensive income
Foreign currency translation adjustment, net of nil income taxes	66,678	1,150,824	68,415
Comprehensive income	$ 24,757,926	$ 15,197,855	$ 9,620,886